Financial Risk Management (Details)		1 Months Ended	12 Months Ended
	Aug. 02, 2022 USD ($)	Apr. 20, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)
Financial Risk Management (Details) [Line Items]
Total amount (in Dollars)			$ 35,000,000
Interest rate			4.25%		4.25%
Increase prime rate			0.25%		0.25%
Interest expense increase (in Dollars)			$ 314,000	$ 229,000
Cash deposits (in Euro) | €					€ 1,100,000
Number of loan agreements			2
Number of leases			11
Derivative financial liabilities			$ (672,000)		€ 630,000
Aggregate earn out amount (in Dollars)	$ 70,000,000		$ 70,000,000
Credit risk [member]
Financial Risk Management (Details) [Line Items]
Customers			1,000		1,000
Trade accounts receivable (in Dollars)			$ 9,400,000
Cash and cash equivalents (in Dollars)			$ 15,500,000
Interest Risk [Member]
Financial Risk Management (Details) [Line Items]
Loan agreement term			60 months
Interest rate			4.00%		4.00%
Interest expense increase (in Dollars)			$ 90,000
Currency Risk [Member]
Financial Risk Management (Details) [Line Items]
Exchange rate			10.00%
Liquidity risk [member]
Financial Risk Management (Details) [Line Items]
Derivative financial liabilities			$ 1,000,000		€ 945,000
Aggregate earn out amount (in Dollars)			$ 70,000,000
Paycheck Protection Program [Member] | Interest Risk [Member]
Financial Risk Management (Details) [Line Items]
Interest rate		1.00%
Loan amount (in Dollars)		$ 2,316,000